LEASES	12 Months Ended
Jan. 31, 2026
Leases [Abstract]
LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 8 years. Our finance lease includes primarily lab equipment. We do not have any finance leases as of January 31, 2024.

The components of lease expenses for the years ended January 31, 2026, 2025 and 2024 were as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Operating lease expenses	$6,768	$6,360	$6,401
Finance lease expenses:
Amortization of right-of-use assets	345	83	—
Interest on lease liabilities	118	30	—
Total finance lease expenses	463	113	—
Variable lease expenses	264	146	1,480
Short-term lease expenses	671	456	78
Other lease related expenses	5,842	4,479	4,207
Sublease income	(24)	(159)	(875)
Total lease expenses	$13,984	$11,395	$11,290

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2026	2025	2024
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,972	$7,916	$7,201
Financing cash flows from finance leases	$298	$99	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$11,678	$7,124	$23,293
Finance leases	$878	$958	$—
Weighted average remaining lease terms
Operating leases	7 years	8 years	8 years
Finance leases	4 years	5 years	—
Weighted average discount rates
Operating leases	6.8%	7.2%	6.5%
Finance leases	7.9%	7.8%	—%
Maturities of lease liabilities as of January 31, 2026 were as follows:

	January 31, 2026
(in thousands)	Operating Leases	Finance Leases
Year Ending January 31,
2027	$8,557	$444
2028	8,167	444
2029	7,532	444
2030	7,154	345
Thereafter	21,922	25
Total future minimum lease payments	53,332	1,702
Less imputed interest	(11,420)	(234)
Total	$41,912	$1,468

Reported as of January 31, 2026:
Accrued expenses and other current liabilities	$5,370	$341
Operating lease liabilities	36,542	—
Other liabilities	—	1,127
Total	$41,912	$1,468

LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 8 years. Our finance lease includes primarily lab equipment. We do not have any finance leases as of January 31, 2024.

The components of lease expenses for the years ended January 31, 2026, 2025 and 2024 were as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Operating lease expenses	$6,768	$6,360	$6,401
Finance lease expenses:
Amortization of right-of-use assets	345	83	—
Interest on lease liabilities	118	30	—
Total finance lease expenses	463	113	—
Variable lease expenses	264	146	1,480
Short-term lease expenses	671	456	78
Other lease related expenses	5,842	4,479	4,207
Sublease income	(24)	(159)	(875)
Total lease expenses	$13,984	$11,395	$11,290

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2026	2025	2024
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,972	$7,916	$7,201
Financing cash flows from finance leases	$298	$99	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$11,678	$7,124	$23,293
Finance leases	$878	$958	$—
Weighted average remaining lease terms
Operating leases	7 years	8 years	8 years
Finance leases	4 years	5 years	—
Weighted average discount rates
Operating leases	6.8%	7.2%	6.5%
Finance leases	7.9%	7.8%	—%
Maturities of lease liabilities as of January 31, 2026 were as follows:

	January 31, 2026
(in thousands)	Operating Leases	Finance Leases
Year Ending January 31,
2027	$8,557	$444
2028	8,167	444
2029	7,532	444
2030	7,154	345
Thereafter	21,922	25
Total future minimum lease payments	53,332	1,702
Less imputed interest	(11,420)	(234)
Total	$41,912	$1,468

Reported as of January 31, 2026:
Accrued expenses and other current liabilities	$5,370	$341
Operating lease liabilities	36,542	—
Other liabilities	—	1,127
Total	$41,912	$1,468